Note 14 - Fair Value Measurement (Details)	12 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013 Minimum [Member]
Note 14 - Fair Value Measurement (Details) [Line Items]
Fair Value Inputs, Discount Rate	0.60%	0.60%